UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - Virtus Enhanced Short U.S. Equity ETF

October 31, 2018 (unaudited)

At October 31, 2018, open futures contracts sold were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts
E-mini Consumer Staples Select Sector Futures	12/21/2018	(1)	$55,210	$(622)
E-mini Energy Select Sector Futures	12/21/2018	(1)	67,530	(3)
E-mini Financial Select Sector Futures	12/21/2018	(2)	161,625	11,971
E-mini Industrial Select Sector	12/21/2018	(1)	69,920	(3)
E-mini S&P 500 Futures	12/21/2018	(5)	677,775	40,128
				$51,471

Cash posted as collateral to broker for futures contracts was $40,249 at October 31, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Futures	$52,099	$–	$–	$52,099
Total	$52,099	$–	$–	$52,099
Liability Valuation Inputs
Futures	$628	$–	$–	$628
Total	$628	$–	$–	$628

There were no Level 3 securities as of October 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

October 31, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS – 57.2%
Aerospace – 0.9%
TransDigm, Inc., 4.80%, (1-Month USD LIBOR + 2.50%), 06/09/23 (1)	$568,394	$566,592
TransDigm, Inc., 4.80%, (1-Month USD LIBOR + 2.50%), 08/22/24 (1)	98,754	98,456
TransDigm, Inc., 4.80%, (1-Month USD LIBOR + 2.50%), 05/30/25 (1)	84,575	84,292
Total Aerospace		749,340
Chemicals – 1.4%
Ineos US Finance LLC, 4.30%, (1-Month USD LIBOR + 2.00%), 04/01/24 (1)	550,539	550,454
Kraton Polymers LLC, 4.80%, (1-Month USD LIBOR + 2.50%), 03/08/25 (1)	132,149	132,108
Univar USA, Inc., 4.55%, (1-Month USD LIBOR + 2.25%), 07/01/24 (1)	428,027	428,482
Total Chemicals		1,111,044
Consumer Non-Durables – 1.7%
American Greetings Corp., 6.80%, (1-Month USD LIBOR + 4.50%), 04/06/24 (1)	40,000	40,125
Diamond (BC) B.V., 5.39%, (2-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands) (1)	357,300	353,132
Energizer Holdings, Inc., 0.00%, 06/20/25 (1)(2)	120,000	120,338
Herbalife Nutrition Ltd., 5.49%, (1-Month USD LIBOR + 3.25%), 08/18/25 (1)	75,000	75,438
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 6.30%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Nigeria) (1)	185,074	182,876
Libbey Glass, Inc., 5.28%, (1-Month USD LIBOR + 3.00%), 04/09/21 (1)	310,517	310,129
Revlon Consumer Products Corp., 5.89%, (3-Month USD LIBOR + 3.50%), 09/07/23 (1)	375,767	276,503
Total Consumer Non-Durables		1,358,541
Energy – 3.4%
California Resources Corp., 7.04%, (1-Month USD LIBOR + 4.75%), 12/31/22 (1)	190,000	193,325
Fieldwood Energy LLC, 7.55%, (1-Month USD LIBOR + 5.25%), 04/11/22 (1)	295,000	297,398
Gavilan Resources, LLC, 8.28%, (1-Month USD LIBOR + 6.00%), 03/01/24 (1)	170,000	160,839
McDermott Technology Americas, Inc., 7.30%, (1-Month USD LIBOR + 5.00%), 05/12/25 (Panama) (1)	263,675	260,972
MRC Global US, Inc. (fka McJunkin Red Man Corp.), 5.30%, (1-Month USD LIBOR + 3.00%), 09/20/24 (1)	312,638	313,419
Seadrill Operating LP (Seadrill Partners Finco LLC), 8.39%, (3-Month USD LIBOR + 6.00%), 02/21/21 (Marshall Islands) (1)	479,860	446,537
Traverse Midstream Partners LLC, 6.60%, (3-Month USD LIBOR + 4.00%), 09/27/24 (Turkey) (1)	345,000	347,750
Ultra Resources, Inc., 5.47%, (3-Month USD LIBOR + 3.00%), 04/12/24 (1)	395,000	371,440
Security Description	Principal	Value
TERM LOANS (continued)
Energy (continued)
Weatherford International Ltd., 3.73%, (1-Month USD LIBOR + 1.43%), 07/13/20 (Bermuda) (1)	$291,774	$285,209
Total Energy		2,676,889
Financials – 4.3%
Asurion, LLC, 5.30%, (1-Month USD LIBOR + 3.00%), 11/03/23 (1)	288,830	289,493
Asurion, LLC (fka Asurion Corp.), 5.30%, (1-Month USD LIBOR + 3.00%), 08/04/22 (1)	352,273	353,310
Asurion, LLC (fka Asurion Corp.), 8.80%, (1-Month USD LIBOR + 6.50%), 08/04/25 (1)	387,193	398,083
Blackhawk Network Holdings, Inc., 5.39%, (3-Month USD LIBOR + 3.00%), 06/15/25 (1)	229,425	230,179
Ditech Holding Corp., 8.30%, (1-Month USD LIBOR + 6.00%), 06/30/22 (1)	634,899	592,043
Financial & Risk US Holdings, Inc. (aka Refinitiv), 6.01%, (1-Month USD LIBOR + 3.75%), 10/01/25 (1)	420,000	416,325
Genworth Holdings, Inc., 6.83%, (2-Month USD LIBOR + 4.50%), 03/07/23 (1)	44,775	45,783
iStar, Inc. (fka iStar Financial, Inc.), 5.03%, (1-Month USD LIBOR + 2.75%), 06/28/23 (1)	224,438	224,858
PI UK Holdco II Limited, 5.80%, (1-Month USD LIBOR + 3.50%), 01/03/25 (1)	583,534	582,624
Tempo Acquisition, LLC, 5.30%, (1-Month USD LIBOR + 3.00%), 05/01/24 (1)	269,332	269,871
Total Financials		3,402,569
Food and Drug – 0.8%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 0.00%, 10/29/25 (1)(2)	37,113	36,873
Albertson’s LLC, 5.05%, (1-Month USD LIBOR + 2.75%), 08/25/21 (1)	113,847	113,822
Albertson’s LLC, 5.38%, (3-Month USD LIBOR + 3.00%), 12/21/22 (1)	468,130	467,673
Total Food and Drug		618,368
Food/Tobacco – 2.1%
Chobani, LLC (Chobani Idaho, LLC), 5.80%, (1-Month USD LIBOR + 3.50%), 10/10/23 (1)	268,494	262,873
Dole Food Co., Inc., 7.00%, (3-Month USD LIBOR + 2.75%), 04/06/24 (1)	343,906	343,396
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 5.30%, (1-Month USD LIBOR + 3.00%), 05/23/25 (1)	194,513	191,473
Hostess Brands, LLC, 4.78%, (1-Month USD LIBOR + 2.25%), 08/03/22 (1)	408,970	407,628
JBS USA LUX SA, 4.89%, (3-Month USD LIBOR + 2.50%), 10/30/22 (Luxembourg) (1)	380,419	380,990

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Food/Tobacco (continued)
Sigma US Corp., 5.40%, (3-Month USD LIBOR + 3.00%), 07/02/25 (Netherlands) (1)	$115,000	$114,856
Total Food/Tobacco		1,701,216
Forest Prod/Containers – 1.9%
Berlin Packaging L.L.C., 5.39%, (3-Month USD LIBOR + 3.00%), 11/07/25 (Mexico) (1)	259,350	259,403
Berry Global, Inc., 4.28%, (1-Month USD LIBOR + 2.00%), 01/19/24 (1)	379,225	379,227
BWAY Holding Co., 5.66%, (3-Month USD LIBOR + 3.25%), 04/03/24 (1)	299,741	298,430
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp.), 6.55%, (1-Month USD LIBOR + 4.25%), 06/30/22 (1)	414,954	400,742
Trident TPI Holdings, Inc., 5.55%, (1-Month USD LIBOR + 3.25%), 10/17/24 (1)	144,012	143,436
Total Forest Prod/Containers		1,481,238
Gaming/Leisure – 4.1%
Caesars Resort Collection, LLC, 5.05%, (1-Month USD LIBOR + 2.75%), 12/23/24 (1)	495,852	496,576
CityCenter Holdings, LLC, 4.55%, (1-Month USD LIBOR + 2.25%), 04/18/24 (1)	388,921	388,617
Everi Payments, Inc., 5.30%, (1-Month USD LIBOR + 3.00%), 05/09/24 (1)	370,313	372,049
Golden Nugget, Inc. (aka Landry’s, Inc.), 5.28%, (PRIME + 1.75%), 10/04/23 (1)	185,318	185,767
GVC Holdings PLC, 4.80%, (1-Month USD LIBOR + 2.50%), 03/29/24 (1)	223,875	224,855
Playa Resorts Holding B.V., 5.05%, (1-Month USD LIBOR + 2.75%), 04/29/24 (1)	489,078	482,964
Scientific Games International, Inc., 5.05%, (2-Month USD LIBOR + 2.75%), 08/14/24 (1)	233,825	231,883
Stars Group Holdings B.V., 5.89%, (3-Month USD LIBOR + 3.50%), 07/10/25 (1)	94,763	95,289
Station Casinos LLC, 4.81%, (1-Month USD LIBOR + 2.50%), 06/08/23 (1)	351,245	351,481
UFC Holdings, LLC, 5.56%, (1-Month USD LIBOR + 3.25%), 08/18/23 (1)	426,139	429,158
Total Gaming/Leisure		3,258,639
Health Care – 6.9%
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 6.80%, (1-Month USD LIBOR + 4.50%), 06/30/25 (1)	234,413	235,841
Amneal Pharmaceuticals LLC, 5.81%, (1-Month USD LIBOR + 3.50%), 05/04/25 (1)	314,140	316,535
Auris Lux Co. (aka Sivantos Group), 0.00%, 07/24/25 (Luxembourg) (1)(2)	40,000	40,342
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 5.27%, (1-Month USD LIBOR + 3.00%), 06/02/25 (Canada) (1)	281,625	282,121
Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), 5.77%, (1-Month USD LIBOR + 2.75%), 03/01/24 (1)	$289,715	$289,734
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 5.30%, (1-Month USD LIBOR + 3.00%), 06/07/23 (1)	112,586	113,099
CHS / Community Health Systems, Inc., 5.56%, (3-Month USD LIBOR + 3.25%), 01/27/21 (1)	261,371	256,411
Endo Luxembourg Finance Co. I S.a.r.l., 6.56%, (1-Month USD LIBOR + 4.25%), 04/29/24 (Luxembourg) (1)	266,625	268,207
Envision Health Care Corp., 6.05%, (1-Month USD LIBOR + 3.75%), 10/10/25 (1)	868,675	852,183
Immucor, Inc. (fka IVD Acquisition Corp.), 7.39%, (3-Month USD LIBOR + 5.00%), 06/15/21 (1)	29,625	30,153
Iqvia, Inc. (Quintiles IMS), 4.14%, (3-Month USD LIBOR + 1.75%), 06/11/25 (1)	299,250	298,876
NVA Holdings, Inc., 5.05%, (1-Month USD LIBOR + 2.75%), 02/02/25 (1)	343,275	340,700
Ortho-Clinical Diagnostics, Inc., 5.54%, (1-Month USD LIBOR + 3.25%), 06/30/25 (1)	416,732	415,898
Parexel International Corp., 5.05%, (1-Month USD LIBOR + 2.75%), 09/27/24 (1)	69,300	68,445
PharMerica Corp., 5.78%, (1-Month USD LIBOR + 3.50%), 12/06/24 (1)	64,675	64,958
Prospect Medical Holdings, Inc., 7.81%, (1-Month USD LIBOR + 5.50%), 02/22/24 (1)	149,250	150,556
Select Medical Corp., 4.78%, (3-Month USD LIBOR + 2.50%), 03/06/25 (1)	344,750	345,757
Sterigenics-Nordion Holdings, LLC, 5.30%, (1-Month USD LIBOR + 3.00%), 05/15/22 (1)	406,877	407,851
Surgery Partners, LLC, 5.57%, (3-Month USD LIBOR + 3.25%), 09/02/24 (1)	227,700	227,586
Team Health, Inc., 5.05%, (1-Month USD LIBOR + 2.75%), 02/06/24 (1)	165,928	157,425
U.S. Renal Care, Inc., 6.64%, (3-Month USD LIBOR + 4.25%), 12/30/22 (1)	284,716	276,649
Universal Health Services, Inc., 0.00%, 10/31/25 (1)(2)	50,000	50,187
Total Health Care		5,489,514
Housing – 2.1%
American Builders & Contractors Supply Co., Inc., 4.30%, (1-Month USD LIBOR + 2.00%), 10/31/23 (Mexico) (1)	239,392	237,447
Capital Automotive L.P., 4.81%, (1-Month USD LIBOR + 2.50%), 03/25/24 (1)	148,573	148,795

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Housing (continued)
Capital Automotive L.P., 8.31%, (1-Month USD LIBOR + 6.00%), 03/24/25 (Chile) (1)	$343,594	$350,036
CPG International LLC (fka CPG International, Inc.), 6.25%, (3-Month USD LIBOR + 3.75%), 05/05/24 (1)	298,485	299,730
Quikrete Holdings, Inc., 5.05%, (1-Month USD LIBOR + 2.75%), 11/15/23 (1)	367,424	366,506
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 5.03%, (1-Month USD LIBOR + 2.75%), 10/29/24 (1)	267,717	269,055
Total Housing		1,671,569
Information Technology – 4.8%
Applied Systems, Inc., 5.39%, (3-Month USD LIBOR + 3.00%), 09/19/24 (1)	352,194	356,102
Applied Systems, Inc., 9.39%, (3-Month USD LIBOR + 7.00%), 09/19/25 (1)	60,000	61,200
Blackboard, Inc., 7.44%, (3-Month USD LIBOR + 5.00%), 06/30/21 (1)	248,938	238,332
BMC Software Finance, Inc., 6.65%, (3-Month USD LIBOR + 4.25%), 10/02/25 (1)	570,000	572,673
Kronos, Inc., 5.34%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman) (1)	598,496	600,226
Presidio LLC (fka Presidio, Inc.), 5.05%, (3-Month USD LIBOR + 2.75%), 02/02/24 (1)	246,380	246,791
Rackspace Hosting, Inc., 5.35%, (3-Month USD LIBOR + 3.00%), 11/03/23 (1)	182,787	177,798
Science Applications International Corp., 0.00%, 11/05/25 (1)(2)	95,000	95,000
Sorenson Communications, Inc., 8.14%, (3-Month USD LIBOR + 5.75%), 04/30/20 (1)	29,613	29,743
SS&C Technologies, Inc., 4.55%, (1-Month USD LIBOR + 2.25%), 04/16/25 (1)	159,951	159,340
SS&C Technologies, Inc., 4.51%, (1-Month USD LIBOR + 2.25%), 04/16/25 (1)	160,000	159,358
SS&C Technologies, Inc., 4.55%, (1-Month USD LIBOR + 2.25%), 04/16/25 (1)	412,671	411,095
Vertafore, Inc., 5.55%, (1-Month USD LIBOR + 3.25%), 07/02/25 (1)	665,000	663,753
Total Information Technology		3,771,411
Manufacturing – 2.9%
Accudyne Industries Borrower SCA, 5.30%, (1-Month USD LIBOR + 3.00%), 08/18/24 (1)	330,926	330,158
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp.), 6.64%, (3-Month USD LIBOR + 4.25%), 06/21/24 (1)	379,553	381,743
CPI Acquisition, Inc., 7.02%, (3-Month USD LIBOR + 4.50%), 08/17/22 (1)	630,638	417,346
Filtration Group Corp., 5.30%, (1-Month USD LIBOR + 3.00%), 03/29/25 (Israel) (1)	124,375	125,052
Gardner Denver, Inc., 5.05%, (1-Month USD LIBOR + 2.75%), 07/30/24 (1)	355,856	357,080
Security Description	Principal	Value
TERM LOANS (continued)
Manufacturing (continued)
Gates Global LLC, 5.05%, (1-Month USD LIBOR + 2.75%), 04/01/24 (1)	$436,867	$438,058
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 5.30%, (1-Month USD LIBOR + 3.00%), 03/28/25 (Canada) (1)	233,825	221,048
Total Manufacturing		2,270,485
Media/Telecom - Broadcasting – 1.2%
Sinclair Television Group, Inc., 4.56%, (1-Month USD LIBOR + 2.25%), 01/03/24 (1)	196,500	197,175
Univision Communications, Inc., 5.05%, (1-Month USD LIBOR + 2.75%), 03/15/24 (1)	767,148	738,020
Total Media/Telecom - Broadcasting		935,195
Media/Telecom - Cable/Wireless Video – 1.6%
CSC Holdings, LLC, 0.00%, 01/15/26 (1)(2)	165,000	164,923
Radiate Holdco, LLC (aka RCN Grande), 5.30%, (1-Month USD LIBOR + 3.00%), 02/01/24 (1)	262,667	261,025
Telenet Financing USD LLC, 4.53%, (1-Month USD LIBOR + 2.25%), 08/15/26 (1)	155,000	154,692
UPC Financing Partnership, 4.78%, (1-Month USD LIBOR + 2.50%), 01/15/26 (1)	262,367	261,727
Ziggo Secured Finance Partnership, 4.78%, (1-Month USD LIBOR + 2.50%), 04/15/25 (1)	445,000	436,959
Total Media/Telecom - Cable/Wireless Video		1,279,326
Media/Telecom - Diversified Media – 1.1%
Cineworld Finance US, Inc., 4.80%, (1-Month USD LIBOR + 2.50%), 02/28/25 (Kazakhstan) (1)	268,650	267,880
Delta 2 LUX S.a.r.l, 4.80%, (1-Month USD LIBOR + 2.50%), 02/01/24 (United Kingdom) (1)	450,653	446,523
Meredith Corp., 5.05%, (1-Month USD LIBOR + 2.75%), 01/31/25 (1)	137,390	137,369
Total Media/Telecom - Diversified Media		851,772
Media/Telecom - Telecommunications – 3.9%
CenturyLink, Inc., 5.05%, (1-Month USD LIBOR + 2.75%), 01/31/25 (1)	471,239	466,821
Communications Sales & Leasing, Inc. (CSL Capital, LLC), 5.30%, (1-Month USD LIBOR + 3.00%), 10/24/22 (1)	389,461	369,306
Frontier Communications Corp., 6.06%, (1-Month USD LIBOR + 3.75%), 06/15/24 (1)	139,646	135,597
Global Tel*Link Corp., 6.39%, (3-Month USD LIBOR + 4.00%), 05/23/20 (1)	280,020	280,720
Level 3 Financing, Inc., 4.53%, (1-Month USD LIBOR + 2.25%), 02/22/24 (1)	535,000	536,046
NeuStar, Inc., 4.80%, (1-Month USD LIBOR + 2.50%), 01/08/20 (1)	40,728	40,825
NeuStar, Inc., 5.80%, (1-Month USD LIBOR + 3.50%), 08/08/24 (1)	267,300	268,344

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom - Telecommunications (continued)
Numericable U.S. LLC, 5.05%, (1-Month USD LIBOR + 2.75%), 07/31/25 (1)	$356,068	$344,495
Securus Technologies Holdings, Inc., 6.80%, (1-Month USD LIBOR + 4.50%), 11/01/24 (1)	280,274	281,443
Securus Technologies Holdings, Inc., 0.00%, 11/01/24 (1)(2)	32,000	32,080
Securus Technologies Holdings, Inc., 10.55%, (1-Month USD LIBOR + 8.25%), 11/01/25 (Turkey) (1)	125,000	125,416
West Corp., 6.30%, (3-Month USD LIBOR + 4.00%), 10/10/24 (1)	210,065	209,350
Total Media/Telecom - Telecommunications		3,090,443
Media/Telecom - Wireless Communications – 0.2%
Digicel International Finance Ltd., 5.57%, (3-Month USD LIBOR + 3.25%), 05/27/24 (1)	148,500	142,746

Metals/Minerals – 1.1%
Contura Energy, Inc., 7.30%, (2-Month USD LIBOR + 5.00%), 03/18/24 (1)	349,365	349,365
Covia Holdings Corp. (fka Unimin Corp.), 6.14%, (1-Month USD LIBOR + 3.75%), 06/01/25 (1)	229,425	193,363
GrafTech Finance, Inc., 5.80%, (1-Month USD LIBOR + 3.50%), 02/12/25 (1)	355,500	356,388
Total Metals/Minerals		899,116
Retail – 1.3%
Bass Pro Group, LLC, 0.00%, 09/25/24 (1)(2)	145,000	145,194
Leslie’s Poolmart, Inc., 5.80%, (1-Month USD LIBOR + 3.50%), 08/16/23 (1)	395,502	395,079
Neiman Marcus Group, Inc. (The), 5.53%, (1-Month USD LIBOR + 3.25%), 10/25/20 (1)	276,122	252,152
PetSmart, Inc., 5.28%, (1-Month USD LIBOR + 3.00%), 03/11/22 (1)	246,453	209,626
Total Retail		1,002,051
Service – 6.0%
Advantage Sales & Marketing, Inc., 5.55%, (1-Month USD LIBOR + 3.25%), 07/23/21 (1)	301,361	274,742
AlixPartners, LLP, 5.05%, (1-Month USD LIBOR + 2.75%), 04/04/24 (1)	395,198	396,063
Allied Universal Holdco LLC (fka USAGM Holdco, LLC), 6.64%, (2-Month USD LIBOR + 4.25%), 07/28/22 (1)	190,000	190,060
CEVA Logistics Finance B.V., 6.14%, (3-Month USD LIBOR + 3.75%), 08/04/25 (1)	195,000	195,610
First Data Corp., 4.29%, (1-Month USD LIBOR + 2.00%), 07/08/22 (1)	403,081	402,201
GFL Environmental, Inc., 0.00%, 05/30/25 (1)(2)	255,000	251,494
Greenrock Finance, Inc., 5.80%, (1-Month USD LIBOR + 3.50%), 06/28/24 (1)	233,238	234,404
Laureate Education, Inc., 6.03%, (3-Month USD LIBOR + 3.50%), 04/26/24 (1)	314,417	315,439
Security Description	Principal	Value
TERM LOANS (continued)
Service (continued)
One Call Corp., 7.53%, (1-Month USD LIBOR + 5.25%), 11/27/22 (1)	$219,141	$206,854
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 5.05%, (1-Month USD LIBOR + 2.75%), 05/02/22 (1)	251,183	251,640
Red Ventures, LLC, 6.30%, (1-Month USD LIBOR + 3.75%), 11/08/24 (Mexico) (1)	273,863	275,574
Red Ventures, LLC, 0.00%, 11/08/24 (1)(2)	40,000	40,250
Sedgwick Claims Management Services, Inc., 8.06%, (3-Month USD LIBOR + 5.75%), 02/28/22 (1)	245,000	245,690
Spin Holdco, Inc., 5.69%, (3-Month USD LIBOR + 3.25%), 11/14/22 (1)	270,619	271,210
TKC Holdings, Inc., 6.06%, (1-Month USD LIBOR + 3.75%), 02/01/23 (1)	447,503	448,382
Trans Union LLC, 4.30%, (1-Month USD LIBOR + 2.00%), 06/19/25 (1)	39,900	39,885
WEX, Inc., 4.55%, (1-Month USD LIBOR + 2.25%), 06/30/23 (1)	477,972	479,465
Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), 5.01%, (1-Month USD LIBOR + 2.75%), 09/27/24 (1)	203,537	204,028
Total Service		4,722,991
Transportation - Automotive – 2.0%
Accuride Corp., 7.64%, (3-Month USD LIBOR + 5.25%), 11/17/23 (1)	197,541	198,159
Deck Chassis Acquisition, Inc., 8.53%, (3-Month USD LIBOR + 6.00%), 06/15/23 (1)	65,000	65,731
DexKo Global, Inc., 5.80%, (1-Month USD LIBOR + 3.50%), 07/24/24 (1)	461,518	463,468
Navistar Financial Corp., 6.06%, (1-Month USD LIBOR + 3.75%), 07/30/25 (1)	160,000	160,800
Navistar, Inc., 5.78%, (1-Month USD LIBOR + 3.50%), 11/06/24 (1)	416,850	418,238
Tenneco, Inc., 5.01%, (1-Month USD LIBOR + 2.75%), 10/01/25 (1)	320,000	319,600
Total Transportation - Automotive		1,625,996
Utilities – 1.5%
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 6.05%, (1-Month USD LIBOR + 3.75%), 08/01/25 (1)	310,000	312,347
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 9.05%, (1-Month USD LIBOR + 6.75%), 08/03/26 (1)	135,000	137,464
Lightstone Holdco LLC, 6.05%, (1-Month USD LIBOR + 3.75%), 01/30/24 (1)	7,075	6,990
Lightstone Holdco LLC, 6.05%, (1-Month USD LIBOR + 3.75%), 01/30/24 (1)	131,722	130,146
Talen Energy Supply, LLC, 6.30%, (1-Month USD LIBOR + 4.00%), 04/15/24 (1)	446,355	448,098

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Utilities (continued)
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.29%, (1-Month USD LIBOR + 2.00%), 12/31/25 (1)	$179,550	$179,223
Total Utilities		1,214,268
Total Term Loans
(Cost $45,660,723)		45,324,727
CORPORATE BONDS – 35.4%
Communication Services – 5.2%
Cablevision Systems Corp., 5.88%, 09/15/22	270,000	272,025
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(3)	200,000	188,750
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 04/01/28(3)	200,000	208,044
Cincinnati Bell, Inc., 7.00%, 07/15/24(3)	175,000	158,375
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	410,000	411,025
CSC Holdings LLC, 6.75%, 11/15/21	170,000	178,440
DISH DBS Corp., 5.00%, 03/15/23	245,000	215,294
DISH DBS Corp., 7.75%, 07/01/26	185,000	166,269
Frontier Communications Corp., 8.50%, 04/15/20	155,000	156,162
Frontier Communications Corp., 7.63%, 04/15/24	250,000	151,250
Frontier Communications Corp., 8.50%, 04/01/26(3)	75,000	69,937
iHeartCommunications, Inc., 9.00%, 12/15/19(4)	150,000	108,750
Level 3 Financing, Inc., 5.38%, 01/15/24	355,000	352,338
Live Nation Entertainment, Inc., 5.63%, 03/15/26(3)	305,000	305,763
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(3)	260,000	222,300
Meredith Corp., 6.88%, 02/01/26(3)	250,000	250,625
Sprint Corp., 7.88%, 09/15/23	230,000	246,100
Univision Communications, Inc., 5.13%, 05/15/23(3)	160,000	151,120
West Corp., 8.50%, 10/15/25(3)	170,000	154,275
Windstream Services LLC / Windstream Finance Corp., 10.50%, 06/30/24(3)	85,000	69,275
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(3)	70,000	68,789
Total Communication Services		4,104,906
Consumer Discretionary – 6.3%
American Greetings Corp., 8.75%, 04/15/25(3)	205,000	193,212
Beazer Homes USA, Inc., 6.75%, 03/15/25	130,000	114,562
Beazer Homes USA, Inc., 5.88%, 10/15/27	240,000	195,000
Boyd Gaming Corp., 6.38%, 04/01/26	450,000	447,750
Boyd Gaming Corp., 6.00%, 08/15/26	60,000	58,200
Boyne USA, Inc., 7.25%, 05/01/25(3)	125,000	130,937
Caesars Resort Collection, LLC / CRC Finco, Inc., 5.25%, 10/15/25(3)	305,000	284,603
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(3)	140,000	143,150
Eldorado Resorts, Inc., 6.00%, 09/15/26(3)	110,000	108,212
frontdoor, Inc., 6.75%, 08/15/26(3)	35,000	35,788
Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Golden Nugget, Inc., 6.75%, 10/15/24(3)	$240,000	$240,000
Graham Holdings Co., 5.75%, 06/01/26(3)	205,000	207,050
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(3)	120,000	117,600
Laureate Education, Inc., 8.25%, 05/01/25(3)	145,000	156,238
Lennar Corp., 5.25%, 06/01/26	245,000	234,908
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 09/15/26(3)	340,000	344,250
MDC Holdings, Inc., 5.50%, 01/15/24	30,000	29,400
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28	175,000	157,500
MGM Resorts International, 5.75%, 06/15/25	185,000	181,300
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	205,000	124,025
PulteGroup, Inc., 6.38%, 05/15/33	50,000	46,625
Scientific Games International, Inc., 6.63%, 05/15/21	100,000	97,250
Servicemaster Co. LLC (The), 5.13%, 11/15/24(3)	85,000	82,025
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	350,000	328,563
Under Armour, Inc., 3.25%, 06/15/26	115,000	101,370
Viking Cruises Ltd., 5.88%, 09/15/27(3)	265,000	253,075
Vista Outdoor, Inc., 5.88%, 10/01/23	190,000	183,350
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	220,000	209,000
William Lyon Homes, Inc., 6.00%, 09/01/23	215,000	197,263
Total Consumer Discretionary		5,002,206
Consumer Staples – 1.8%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 5.75%, 03/15/25	95,000	84,075
Cumberland Farms, Inc., 6.75%, 05/01/25(3)	190,000	195,700
Dole Food Co., Inc., 7.25%, 06/15/25(3)	375,000	361,875
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc., 8.50%, 06/01/26(3)	145,000	134,125
Post Holdings, Inc., 5.50%, 03/01/25(3)	185,000	179,566
Post Holdings, Inc., 5.63%, 01/15/28(3)	25,000	23,570
Prestige Brands, Inc., 6.38%, 03/01/24(3)	285,000	282,862
Safeway, Inc., 7.25%, 02/01/31	190,000	188,575
Total Consumer Staples		1,450,348
Energy – 5.5%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21(3)	115,000	113,275
Bristow Group, Inc., 8.75%, 03/01/23(3)	150,000	141,750
California Resources Corp., 8.00%, 12/15/22(3)	225,000	200,812
Callon Petroleum Co., 6.13%, 10/01/24	168,000	164,640
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	305,000	301,187
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	235,000	242,050
Cheniere Energy Partners LP, 5.63%, 10/01/26(3)	170,000	167,875
Chesapeake Energy Corp., 8.00%, 06/15/27	360,000	358,650
Citgo Holding, Inc., 10.75%, 02/15/20(3)	195,000	203,775

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(3)	$270,000	$257,512
Csi Compressco LP / Csi Compressco Finance, Inc., 7.25%, 08/15/22	90,000	84,150
Denbury Resources, Inc., 9.25%, 03/31/22(3)	188,000	196,695
Denbury Resources, Inc., 7.50%, 02/15/24(3)	85,000	83,513
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	115,000	111,550
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 02/15/25(3)	85,000	57,588
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 05/15/26(3)	135,000	134,789
Jagged Peak Energy LLC, 5.88%, 05/01/26(3)	190,000	185,725
Nabors Industries, Inc., 5.75%, 02/01/25	125,000	115,686
Range Resources Corp., 5.00%, 03/15/23	95,000	92,150
Range Resources Corp., 4.88%, 05/15/25	125,000	116,250
Sanchez Energy Corp., 7.25%, 02/15/23(3)	100,000	91,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26(3)	280,000	282,975
Transocean, Inc., 9.00%, 07/15/23(3)	175,000	183,969
Transocean, Inc., 7.50%, 01/15/26(3)	90,000	88,650
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26(3)	270,000	275,738
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(3)	120,000	112,200
Total Energy		4,364,779
Financials – 3.3%
Huntington Bancshares, Inc., 5.70%, (3-Month USD LIBOR + 2.88%), perpetual(1)(5)	190,000	186,556
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.88%, 02/01/22	80,000	80,300
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22	120,000	121,447
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, 12/15/25	195,000	194,269
iStar, Inc., 6.00%, 04/01/22	150,000	150,000
iStar, Inc., 5.25%, 09/15/22	105,000	101,850
KeyCorp, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(1)(5)	215,000	204,922
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21(3)	295,000	299,056
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 07/01/21	85,000	85,167
Navient Corp., 6.50%, 06/15/22	234,000	238,388
Navient Corp., 7.25%, 09/25/23	60,000	62,723
Navient Corp., 6.75%, 06/25/25	210,000	205,275
Springleaf Finance Corp., 6.13%, 05/15/22	300,000	303,000
Springleaf Finance Corp., 6.88%, 03/15/25	95,000	91,200
Springleaf Finance Corp., 7.13%, 03/15/26	105,000	99,684
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/25(3)	210,000	200,487
Total Financials		2,624,324
Health Care – 5.9%
Avantor, Inc., 6.00%, 10/01/24(3)	285,000	285,000
Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Avantor, Inc., 9.00%, 10/01/25(3)	$220,000	$222,750
Bausch Health Cos., Inc., 7.00%, 03/15/24(3)	50,000	52,485
Bausch Health Cos., Inc., 5.50%, 11/01/25(3)	195,000	191,831
Bausch Health Cos., Inc., 9.00%, 12/15/25(3)	125,000	130,781
Bausch Health Cos., Inc., 8.50%, 01/31/27(3)	375,000	382,500
Centene Corp., 5.38%, 06/01/26(3)	50,000	50,875
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(3)	120,000	117,750
Charles River Laboratories International, Inc., 5.50%, 04/01/26(3)	115,000	115,000
DaVita, Inc., 5.13%, 07/15/24	205,000	196,287
DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(3)	200,000	202,500
Eagle Holding Co. II LLC, 7.63%, 05/15/22(3)(6)	190,000	191,425
Elanco Animal Health, Inc., 3.91%, 08/27/21(3)	27,000	27,019
Elanco Animal Health, Inc., 4.27%, 08/28/23(3)	67,000	66,769
HCA, Inc., 5.38%, 02/01/25	305,000	307,669
HCA, Inc., 5.63%, 09/01/28	205,000	203,462
HLF Financing S.a r.l. LLC / Herbalife International, Inc., 7.25%, 08/15/26(3)	200,000	202,750
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(3)	175,000	178,206
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(3)	110,000	105,600
Polaris Intermediate Corp., 8.50%, 12/01/22(3)(6)	90,000	92,587
Sotera Health Holdings, LLC, 6.50%, 05/15/23(3)	205,000	200,900
Surgery Center Holdings, Inc., 8.88%, 04/15/21(3)	150,000	154,875
Surgery Center Holdings, Inc., 6.75%, 07/01/25(3)	25,000	23,563
Tenet Healthcare Corp., 8.13%, 04/01/22	150,000	156,750
Tenet Healthcare Corp., 5.13%, 05/01/25	75,000	72,375
Tenet Healthcare Corp., 7.00%, 08/01/25	400,000	393,848
WellCare Health Plans, Inc., 5.25%, 04/01/25	110,000	110,000
West Street Merger Sub, Inc., 6.38%, 09/01/25(3)	210,000	197,925
Total Health Care		4,633,482
Industrials – 2.0%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26(3)	105,000	107,625
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(3)	170,000	167,450
Hillman Group, Inc. (The), 6.38%, 07/15/22(3)	150,000	132,750
Navistar International Corp., 6.63%, 11/01/25(3)	250,000	256,250
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(3)	95,000	99,750
Transdigm, Inc., 6.38%, 06/15/26	160,000	157,200
TransDigm, Inc., 6.50%, 05/15/25	220,000	219,725
United Rentals North America, Inc., 6.50%, 12/15/26	40,000	40,550

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(3)(6)	$210,000	$205,538
Wrangler Buyer Corp., 6.00%, 10/01/25(3)	215,000	231,125
Total Industrials		1,617,963
Information Technology – 1.7%
Banff Merger Sub, Inc., 9.75%, 09/01/26(3)	125,000	121,094
CDK Global, Inc., 5.88%, 06/15/26	230,000	232,012
Everi Payments, Inc., 7.50%, 12/15/25(3)	50,000	49,875
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23(3)	230,000	240,281
First Data Corp., 7.00%, 12/01/23(3)	310,000	321,664
Infor US, Inc., 6.50%, 05/15/22	145,000	145,362
Radiate Holdco LLC / Radiate Finance, Inc., 6.88%, 02/15/23(3)	20,000	19,300
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(3)	105,000	98,438
ViaSat, Inc., 5.63%, 09/15/25(3)	100,000	93,125
Total Information Technology		1,321,151
Materials – 1.6%
Cornerstone Chemical Co., 6.75%, 08/15/24(3)	85,000	82,662
Hexion, Inc., 13.75%, 02/01/22(3)	200,000	128,000
Hexion, Inc., 10.38%, 02/01/22(3)	85,000	76,819
LSB Industries, Inc., 9.63%, 05/01/23(3)	115,000	119,744
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(3)	210,000	212,100
Platform Specialty Products Corp., 5.88%, 12/01/25(3)	125,000	119,063
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(3)	165,000	167,475
Trident Merger Sub, Inc., 6.63%, 11/01/25(3)	200,000	187,500
U.S. Steel Corp., 6.25%, 03/15/26	145,000	137,025
Total Materials		1,230,388
Real Estate – 0.5%
ESH Hospitality, Inc., 5.25%, 05/01/25(3)	220,000	208,725
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	110,000	103,642
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(3)	95,000	84,788
Total Real Estate		397,155
Utilities – 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	125,000	117,500
Calpine Corp., 5.38%, 01/15/23	485,000	461,356
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	115,000	104,506
NRG Energy, Inc., 5.75%, 01/15/28(3)	145,000	145,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	155,000	148,025
TerraForm Power Operating LLC, 4.25%, 01/31/23(3)	165,000	156,750
TerraForm Power Operating LLC, 5.00%, 01/31/28(3)	130,000	116,675
Total Utilities		1,249,812
Total Corporate Bonds
(Cost $28,757,974)		27,996,514
Security Description	Principal	Value
FOREIGN BONDS – 5.0%
Communication Services – 0.6%
Altice France SA, 7.38%, 05/01/26 (France)(3)	$205,000	$197,569
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(3)	310,000	265,437
Total Communication Services		463,006
Consumer Discretionary – 0.3%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(3)	195,000	205,238

Consumer Staples – 0.2%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(3)	210,000	184,275

Energy – 0.2%
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Canada)(3)	200,000	187,250

Health Care – 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	90,000	73,446

Industrials – 1.2%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(3)	200,000	198,500
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(3)	160,000	163,000
Garda World Security Corp., 8.75%, 05/15/25 (Canada)(3)	270,000	255,150
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(3)	105,000	87,675
Topaz Marine SA, 9.13%, 07/26/22 (United Arab Emirates)(3)	200,000	207,666
Total Industrials		911,991
Materials – 2.4%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(3)	320,000	306,800
ARD Securities Finance S.a.r.l., 8.75%, 01/31/23 (Luxembourg)(3)(7)	209,138	201,818
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(3)	380,000	357,200
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Australia)(3)	155,000	149,962
James Hardie International Finance DAC, 4.75%, 01/15/25 (Ireland)(3)	200,000	186,500
James Hardie International Finance DAC, 5.00%, 01/15/28 (Ireland)(3)	200,000	182,250
Mercer International, Inc., 5.50%, 01/15/26 (Canada)	60,000	58,332
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(3)	105,000	96,863

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

Security Description	Principal/ Shares	Value
FOREIGN BONDS (continued)
Materials (continued)
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(3)	$180,000	$164,250
Vedanta Resources PLC, 6.38%, 07/30/22 (India)(3)	200,000	187,850
Total Materials		1,891,825
Total Foreign Bonds
(Cost $4,187,962)		3,917,031

MONEY MARKET FUND - 0.9%
JP Morgan U.S. Government Money Market Institutional Shares, 2.01%(8) (Cost $739,486)	739,486	739,486
TOTAL INVESTMENTS- 98.5%
(Cost $79,346,145)		77,977,758
Other Assets in Excess of Liabilities - 1.5%		1,219,125
Net Assets - 100.0%		$79,196,883

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.
(2)	The loan will settle after October 31, 2018 at which the interest will be determined.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2018, the aggregate value of these securities was $19,762,585, or 25.0% of net assets.
(4)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(5)	Perpetual security with no stated maturity date.
(6)	Payment in-kind security.100% of the income was received in cash.
(7)	Payment in-kind security.100% of the income was received in kind.
(8)	The rate shown reflects the seven-day yield as of October 31, 2018.

Abbreviations:

LIBOR	— London InterBank Offered Rate
PRIME	— United States Prime Rate
USD	— United States Dollar

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2018 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$–	$45,324,727	$–	$45,324,727
Corporate Bonds	–	27,996,514	–	27,996,514
Foreign Bonds	–	3,917,031	–	3,917,031
Money Market Fund	739,486	–	–	739,486
Total	$739,486	$77,238,272	$–	$77,977,758

There were no Level 3 securities as of October 31, 2018.

See Notes to the Schedules of Investments

Notes to the Schedule of Investments (unaudited)

1.   ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its Schedule of Investments in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the

Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2018, is disclosed at the end of each Fund’s Schedule of Investments.

3. SUBSEQUENT EVENTS

Effective as of the close of business on November 27, 2018, the Virtus Enhanced Short U.S. Equity ETF was liquidated.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	12/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	12/20/2018

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	12/20/2018

* Print the name and title of each signing officer under his or her signature.